Employee Benefit Plans (Fair Values of Pension Plan Assets, by Asset Category) (Detail) - Defined Benefit Pension Plan - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	$ 8,513	$ 7,894
Cash Equivalents and Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Equities | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	4,368	3,969
Fixed Income | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	4,145	3,925
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	8,513	7,894
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) | Cash Equivalents and Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) | Equities | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	4,368	3,969
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) | Fixed Income | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	4,145	$ 3,925
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Significant Other Observable Inputs (Level 2) | Cash Equivalents and Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Significant Other Observable Inputs (Level 2) | Equities | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Significant Other Observable Inputs (Level 2) | Fixed Income | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Significant Unobservable Inputs (Level 3) | Cash Equivalents and Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Significant Unobservable Inputs (Level 3) | Equities | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	0
Significant Unobservable Inputs (Level 3) | Fixed Income | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	$ 0